Lease - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Extended lease agreement	5 years
Lease rent expenses	$ 0.2	$ 0.6	$ 0.8
Gain loss on lease transaction	$ 0.0
Weighted average remaining lease term	7 years 1 month
Weighted average discount rate	7.42%
Minimum
Lease contractual term	1 year
Maximum
Lease contractual term	8 years